Revenues (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Revenue from External Customers by Products and Services
The following table disaggregates revenues by product line for each of the Company’s reportable segments:

	For the three months ended September 30,		For the nine months ended September 30,
(In millions)	2025	2024	2025	2024
Building Materials
Cement	$1,374	$1,332	$3,292	$3,404
Aggregates and other construction materials	1,567	1,398	3,474	3,305
Interproduct revenues	(167)	(179)	(413)	(460)
Building Envelope	901	895	2,623	2,606
Total Revenues	$3,675	$3,446	$8,976	$8,855

The following table disaggregates revenues by product line for each of the Company’s reportable segments:

	For the years ended December 31,
(In millions)	2024	2023	2022
Building Materials
Cement	$4,481	$4,561	$4,027
Aggregates and other construction materials	4,446	4,671	4,276
Interproduct revenues	(598)	(668)	(579)
Building Envelope	3,375	3,113	3,002
Total Revenue	$11,704	$11,677	$10,726

Schedule of Contract with Customer, Contract Asset, Contract Liability, and Receivable	The following table includes a summary of the change in contract liabilities:

(In millions)	2025	2024
Balance as of January 1	$408	$316
Revenue recognized	(66)	(37)
Revenue deferred	44	68
Balance as of September 30	$386	$347

The following table includes a summary of the change in contract liabilities:

(In millions)	2024	2023
Balance as of January 1	$316	$296
Revenue recognized	(46)	(28)
Revenue deferred	138	48
Balance as of December 31	$408	$316